Summary of Significant Accounting Policies (Details) - Schedule of class A common stock reflected in the balance sheet as temporary equity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Class ACommon Stock Reflected In The Balance Sheet As Temporary Equity Abstract
Gross proceeds for the Initial Public Offering		$ 172,500,000
Less:
Proceeds allocated to the fair value of Public Warrants		(6,210,000)
Class A common stock issuance costs		(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock		(4,252,433)
Plus:
Re-measurement of carrying value to redemption value	$ 1,498,386	19,990,222
Class A common stock subject to possible redemption	$ 105,509,695	$ 172,500,000